Related Party Balance and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

Movement of the allowance for accounts receivable were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD
Beginning balance	6,170	6,170	4,566
Addition	-	2,750	2,035
Write-off		(2,750)	(2,035)
Ending balance	6,170	6,170	4,566

Schedule of Due to Related Parties and Related Party Transactions

As of December 31, 2023 and June 30, 2024, the balances of amount due to related parties were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Due to related parties
Kelvin Ang	83,388	196,528	145,431
Total	83,388	196,528	145,431

FBS GLOBAL LIMITED

Notes to Interim Condensed Consolidated Financial Statements (Unaudited)

d.	Operating lease liabilities- related party

The Company enter a 24 months lease agreement with the related party on January 1, 2024 to rent the warehouse for storage purpose with a monthly rental fee at SGD 60,000.00 (USD 44,400). The Company accounts for the leases in accordance with ASC 842. The Company’s underlying warehouse were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related party (see Note 8).

e.	Related party transactions

	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	SGD	SGD	USD
Fastfixs Systems Pte Ltd
Consultation fee	11,000	141,000	104,340
Supply of labour	-	107,320	79,417
54 Pandan Road Pte Ltd
Rental of warehouse	-	360,000	266,400

As of December 31, 2022 and 2023, the balances of amount due to related parties were as follows:

	2022	2023	2023
	SGD	SGD	USD
Due to related parties
Kelvin Ang	150,426	83,388	61,707
Total	150,426	83,388	61,707

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

d.	Related party transactions

	2022	2023	2023
	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	25,633	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	30,000	-	-
Fastfixs Systems Pte Ltd
Consultation fee	-	138,000	102,120
Supply of labors		43,004	31,823

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

As of December 31, 2023 and June 30, 2024, the balances of Accounts receivable – related party were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	971,780	1,001,185	740,877
Provision for credit losses	(1)	(971,780)	(1,001,185)	(740,877)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Movement of the provision of credit losses were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Beginning balance	990,941	971,780	719,117
Exchange rate effect	(19,161)	29,405	21,760
Ending balance	971,780	1,001,185	740,877

As of December 31, 2022 and 2023, the balances of Accounts receivable – related party were as follows:

		2022	2023	2023
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	990,941	971,780	719,117
Allowance for credit loss	(1)	(990,941)	(971,780)	(719,117)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows:

	2022	2023	2023
	SGD	SGD	USD
Beginning balance	970,573	990,941	733,296
Addition	20,368	-	-
Exchange rate effect	-	(19,161)	(14,179)
Ending balance	990,941	971,780	719,117

Schedule of Other Receivable Related Party Allowance for Credit Loss

As of December 31, 2023 and June 30, 2024, the balances of other receivables-related parties were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	575,200	592,605	438,528
Provision for credit losses	(3)	(575,200)	(592,605)	(438,528)
54 Pandan Road Pte Ltd	(2)	212,794	-	-
Ang Poh Hwee	(4)	30,000	27,631	20,447
Total		242,794	27,631	20,447

Movement of the provision of credit losses were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Beginning balance	586,542	575,200	425,648
Exchange rate effect	(11,342)	17,405	12,880
Ending balance	575,200	592,605	438,528

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.

(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date hereof, the Company has fully collected back.

(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.

As of December 31, 2022 and 2023, the balances of other receivables-related parties were as follows:

		2022	2023	2023
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	586,542	575,200	425,648
Allowance for credit loss	(3)	(586,542)	(575,200)	(425,648)
54 Pandan Road Pte Ltd	(2)	-	212,794	157,468
Ang Poh Hwee	(4)	-	30,000	22,200
Total		-	242,794	179,668

Movement of the allowance for credit loss were as follows:

	2022	2023	2023
	SGD	SGD	USD
Beginning balance	589,638	586,542	434,041
Exchange rate effect	(3,096)	(11,342)	(8,393)
Ending balance	586,542	575,200	425,648

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has collected back all the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.